Taxation	6 Months Ended
Jun. 30, 2021
Disclosure of income tax [text block] [Abstract]
Taxation
3.	Taxation

The Group’s income tax expense recognized in the condensed interim consolidated statement of profit or loss is presented as follows:

	SIX MONTHS ENDED
	June 30,	June 30,
	2021	2020
Deferred income tax expense	—	—
Deferred income tax gain	10,642	10,642
Total income tax (expense)/gain	10,642	10,642

The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of June 30, 2021 and 2020 is presented as follows:

	June 30,	June 30,
	2021	2020
Deferred Tax liabilities
Intangible assets	(261,657)	(212,844)
Total	(261,657)	(212,844)
Deferred Tax assets
Net operation loss (NOL)	146,435	76,337
Total	146,435	76,337
Deferred Tax, net	(115,222)	(136,507)